Accounts receivable and others (Tables)	12 Months Ended
Jun. 30, 2019
Accounts Receivable and Others [Abstract]
Schedule of accounts receivable and others
	Note	2019	2018
Trade accounts receivable	7.1	112,646	78,557
Recoverable taxes	7.2	5,950	9,479
Advances to suppliers		5,790	6,711
Other receivables		934	429
Total current		125,320	95,176

Trade accounts receivable	7.1	180,597	55,423
Recoverable taxes	7.2	21,269	17,847
Judicial deposits	25	1,667	1,505
Total noncurrent		203,533	74,775

Schedule of trade accounts receivable
	2019	2018
Sale of sugarcane (c)	27,623	36,742
Sale of grains (d)	36,546	14,757
Sale of cattle	1,210	589
Leases of land	6,954	5,747
Sale of machinery	121	216
Sale of farms (e)	41,351	21,372
	113,805	79,423

Allowance for expected credit losses (a)	(1,159)	(866)

Total current	112,646	78,557

Sale of farms (e)	180,597	55,423

Total noncurrent	180,597	55,423

At June 30, 2017	861
Accrual of provision	284
Write-off or reversal	(279)
At June 30, 2018	866
Accrual of provision	397
Write-off or reversal	(104)
At June 30, 2019	1,159

	2019	2018
Falling due:
Up to 30 days	49,885	34,305
31 to 90 days	24,456	19,611
91 to 180 days	12,000	9,159
181 to 360 days	20,555	15,316
Over 360 days	180,597	55,423

Past due:
Up to 30 days	5,642	106
31 to 90 days	108	60
91 to 180 days	-	2
181 to 360 days	308	8
Over 360 days	851	856
	294,402	134,846

Schedule of total amounts sold, collected and receivables from sale of farms

	Araucária II	Araucária III	Araucária IV	Araucária V	Jatobá I	Jatobá II	Jatobá III	Alto Taquari I	Consolidated
At June 30, 2017	4,403	8,789	10,995	-	7,541	-	-	-	31,728
Sales	-	-	-	52,405	-	-	-	-	52,405
Receipts	(4,994)	(2,493)	(4,250)	(5,267)	(877)	-	-	-	(17,881)
Fair value adjustment	591	2,231	2,272	3,456	1,993	-	-	-	10,543
At June 30, 2018	-	8,527	9,017	50,594	8,657	-	-	-	76,795
Sales (a)	-	-	-	-	-	123,335	47,016	6,871	177,222
Receipts	-	(2,980)	(1,525)	(10,115)	(2,513)	(21,000)	(5,000)	(2,927)	(46,060)
Fair value adjustment	-	(325)	(254)	(2,396)	38	16,488	115	325	13,991
At June 30, 2019	-	5,222	7,238	38,083	6,182	118,823	42,131	4,269	221,948

Current	-	2,409	3,025	8,367	4,132	17,836	4,864	718	41,351
Noncurrent	-	2,813	4,213	29,716	2,050	100,987	37,267	3,551	180,597

(a)	Information on sales and the amounts received in the fiscal year ended June 30, 2019 is presented in Notes 1.1 and 19.b.

Schedule of recoverable taxes
	2019	2018
Withholding income tax (IRRF) on financial investments to be offset	3,284	3,843
Income tax losses and social contribution carryforwards	-	148
Other recoverable taxes and contributions	2,666	5,488
Total current (a)	5,950	9,479

ICMS recoverable	9,792	8,429
ICMS recoverable on property, plant and equipment	194	409
Non-cumulative PIS and COFINS to be offset	4,804	6,837
IRRF on financial investments to be offset	6,479	2,172
Total noncurrent	21,269	17,847